Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers	5,800,000
Short-term investments	$ 100,676,000	$ 127,039,000
Long-term investments	50,305,000	30,057,000
Agent liability	88,200,000	75,300,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	135,700,000	125,200,000	137,600,000
Advertising costs	227,000,000	257,800,000	265,200,000
Income taxes receivable	1,612,000	74,791,000
Accumulated amortization of deferred charges	12,700,000	9,600,000
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	84.00%
Income taxes receivable		73,700,000
Income taxes (payable)	(1,100,000)
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	17,100,000	15,500,000	15,300,000
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	12,400,000	11,600,000	11,600,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	23,537,000	25,816,000	26,624,000
Additions, net of recoveries	67,372,000	62,157,000	76,292,000
Deductions	(64,007,000)	(64,436,000)	(77,100,000)
Allowance for doubtful accounts, ending balance	26,902,000	23,537,000	25,816,000
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	$ 56,600,000	$ 38,900,000